SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures
Property and Equipment
Useful lives of property and equipment	10 years
Minimum | Building and improvements
Property and Equipment
Useful lives of property and equipment	5 years
Minimum | Computer hardware and software
Property and Equipment
Useful lives of property and equipment	3 years
Minimum | Machinery and equipment
Property and Equipment
Useful lives of property and equipment	3 years
Maximum | Building and improvements
Property and Equipment
Useful lives of property and equipment	39 years
Maximum | Computer hardware and software
Property and Equipment
Useful lives of property and equipment	5 years
Maximum | Machinery and equipment
Property and Equipment
Useful lives of property and equipment	8 years